Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Leases
Recognized rental income	¥ 179	¥ 752	¥ 340	¥ 788
Future minimum lease payments to be received	3,561		3,561
Rental expenses, net of sublease rental income	11,699	¥ 11,997	23,070	¥ 24,479
Capital lease assets	25,373		25,373		¥ 31,030
Accumulated depreciation on capital lease assets	¥ 6,159		¥ 6,159		¥ 6,785